Summary of Significant Accounting Policies - Summary Of Roll-Forward Of The Level 3 Derivative Asset And Liability On Loans (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening value		$ 0	$ 940
Change in fair value during the period			536
Conversion into Series B-2 preferred stock			(1,476)
Ending value			0
Derivative Liability [Member] | Promissory Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening value	$ 0
Initial fair value at the original issuance dates	106
Change in fair value during the period	3,480
Ending value	3,586	0
Derivative Asset [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening value	457	457	0
Initial fair value at the original issuance dates			457
Amendment to loan to stockholder	5
Change in fair value during the period	33,043	0	0
Ending value	33,505	457	$ 457
Promissory Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening value	0
Initial fair value at the original issuance dates	14,608
Change in fair value during the period	0
Ending value	$ 14,608	$ 0